FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
	Level 1		Level 2		Level 3(a)		Netting adjustment(d)		Net balance(b)
December 31	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Investment securities	$6,732	$11,403	$30,483	$35,849	$6,421	$7,222	$—	$—	$43,636	$54,474
Derivatives	—	—	1,274	1,376	1	17	(821)	(691)	454	702
Total assets	$6,732	$11,403	$31,757	$37,225	$6,421	$7,239	$(821)	$(691)	$44,090	$55,177

Derivatives	$—	$—	$1,240	$940	$—	$1	$(820)	$(681)	$420	$261
Other(c)	—	—	379	549	—	—	—	—	379	549
Total liabilities	$—	$—	$1,619	$1,490	$—	$1	$(820)	$(681)	$799	$810
(a)Included $3,548 million of U.S. corporate debt securities, $1,386 million of Mortgage and asset-backed debt securities, and the $900 million AerCap note at December 31, 2022. Included $4,228 million of U.S. corporate debt securities, $1,427 million of Mortgage and asset-backed debt securities, and the $993 million AerCap note at December 31, 2021.
(b)See Notes 3 and 22 for further information on the composition of our investment securities and derivative portfolios.
(c)Primarily represents the liabilities associated with certain of our deferred incentive compensation plans.
(d)The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance risk.
Schedule of Changes in Level 3 Investment Securities

	Balance at January 1	Net realized/unrealized gains(losses)(a)	Purchases(b)	Sales & Settlements	Transfers into Level 3	Transfers out of Level 3	Balance at December 31
2022
Investment securities	$7,222	$(1,002)	$973	$(628)	$57	$(201)	$6,421
2021
Investment securities	$5,866	$(261)	$2,589	$(943)	$6	$(35)	$7,222
(a)Primarily included net unrealized gains (losses) of $(994) million and $(288) million in Other comprehensive income for the years ended December 31, 2022 and 2021, respectively.
(b)Included $508 million of U.S. corporate debt securities and $302 million of Mortgage and asset-backed debt securities for the year ended December 31, 2022. Included $1,084 million of Mortgage and asset-backed debt securities and $1,000 million AerCap senior note received as partial consideration on the completion of the GECAS transaction for the year ended December 31, 2021.